Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Level 3 Available -for-Sale Investment Securities (Detail) - Level 3 [Member] - Mortgage-Backed Securities Residential [Member]	12 Months Ended
Dec. 31, 2016
Minimum [Member] | Non-Agency Prime [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime loss severity rates	15.00%
Discount margin	2.00%
Minimum [Member] | Non-Agency Non-Prime [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	3.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	15.00%
Discount margin	1.00%
Maximum [Member] | Non-Agency Prime [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	19.00%
Lifetime probability of default rates	6.00%
Lifetime loss severity rates	65.00%
Discount margin	7.00%
Maximum [Member] | Non-Agency Non-Prime [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	16.00%
Lifetime probability of default rates	12.00%
Lifetime loss severity rates	80.00%
Discount margin	10.00%
Average [Member] | Non-Agency Prime [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	14.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	35.00%
Discount margin	3.00%
Average [Member] | Non-Agency Non-Prime [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	9.00%
Lifetime probability of default rates	7.00%
Lifetime loss severity rates	49.00%
Discount margin	4.00%